DRIEHAUS MUTUAL FUNDS

(the “Trust”)

Driehaus Active Income Fund *LCMAX

Driehaus Select Credit Fund *DRSLX

Driehaus Event Driven Fund *DEVDX

(the “Funds”)

SUPPLEMENT DATED JULY 1, 2015

TO THE

STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS

DATED APRIL 30, 2015 (“SAI”)

The following information replaces the existing disclosure under “Portfolio Managers” on pages 41 - 42 of the SAI:

Description of Compensation. The portfolio managers and assistant portfolio managers are each paid a fixed salary plus a bonus. Each receives a bonus that is calculated as a percentage of advisory fees on the Funds and any other accounts managed. In addition, for the Funds, they receive an additional percentage of advisory fees if the performance of a Fund exceeds a risk adjusted return formula. Ms. Cassidy, Mr. Abbas, Mr. Sharon and Mr. Schoenfeld are also eligible for a discretionary bonus which is determined as a percentage of advisory fees of the Fund. Mr. Caldwell also receives a bonus based on a percentage of his salary, which has subjective and objective components. If the Adviser declares a profit sharing plan contribution, the portfolio managers and assistant portfolio managers also would receive such contribution. Each is eligible to participate in an equity purchase plan available to certain key employees of the Adviser. Mr. Nelson is also a participant in a deferred compensation plan.

Other Accounts. The table below discloses other accounts for which the portfolio managers and assistant portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2014, unless otherwise noted.

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (000,000s omitted)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance (000,000s omitted)
1. K.C. Nelson	Registered Investment Companies:	3	$4,948.8	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

2. Elizabeth Cassidy	Registered Investment Companies:	2	$4,782.5	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

3. Adam Abbas	Registered Investment Companies:	3	$4,948.8	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

4. Michael Caldwell	Registered Investment Companies:	1	$166.3	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

5. Yoav Sharon*	Registered Investment Companies:	1	$216.3	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

5. Matthew Schoenfeld**	Registered Investment Companies:	1	$227.1	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

*	Information as of March 31, 2015
**	Information as of May 31, 2015

The following information replaces the existing disclosure under “Portfolio Managers” on page 43 of the SAI:

Securities Ownership. The following table sets forth the dollar range of equity securities beneficially owned by the portfolio managers and the assistant portfolio managers in the Funds as of December 31, 2014:

Dollar ($) Value of Fund Shares Beneficially Owned
Driehaus Active Income Fund
K. C. Nelson	None
Elizabeth Cassidy	$100,001 - $500,000
Adam Abbas	$10,001 - $50,000

Driehaus Select Credit Fund
K. C. Nelson	$10,001 - $50,000
Elizabeth Cassidy	$100,001 - $500,000
Adam Abbas	$10,001 - $50,000

Driehaus Event Driven Fund
K. C. Nelson	$1 - $10,000
Adam Abbas	None
Michael Caldwell	$50,001 - $100,000
Yoav Sharon*	$10,001 - $50,000
Matthew Schoenfeld**	$100,001 - $500,000

*	Mr. Sharon became an Assistant Portfolio Manager for the Driehaus Event Driven Fund on February 1, 2015. Information disclosed is as of March 31, 2015.
**	Mr. Schoenfeld became an Assistant Portfolio Manager for the Driehaus Event Driven Fund on July 1, 2015. Information disclosed is as of May 31, 2015.

Effective June 4, 2015, A.R. Umans no longer serves as a Trustee of the Trust. Accordingly, all references to A.R. Umans in the SAI are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (877) 779-0079.